UNSECURED NOTES PAYABLE (Tables)	6 Months Ended
Sep. 30, 2022
Unsecured Notes Payable
Schedule of notes payable

	CURRENT	NON-CURRENT
(In thousands)	iOx	SalvaRx	Total

Balance, April 1, 2021	$150	$–	$150
Exchange of notes payable and accrued interest for iOx shares	(150)	–	(150)
Balance, March 31, 2022	$–	$–	$–
Balance, September 30, 2022	$–	$–	$–